Provision for de-characterization of dam structures and asset retirement obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provision For De-characterization Of Dam Structures And Asset Retirement Obligations
De-characterization of upstream geotechnical structures	$ 206	$ (153)	$ (72)
Asset retirement obligations	16	(5)	(23)
Environmental obligations	(50)	(71)	(33)
Total provision for income statement	$ 172	$ (229)	$ (128)